Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Simon Property Group and Adopting Entities Matching Savings Plan

Schedule H, Line 4i — Schedule of Assets

(Held at End of Year)

EIN 34-1755769     Plan #002

December 31, 2025

Identity of Issue, Borrower,	Description of		Current
Lessor, or Similar Party	Investment	Cost	Value
Common Stock
Simon Property Group, Inc. Corporate Common Stock*	190,619 shares	**	$35,292,847

Common/collective trust funds
Invesco Stable Value B1	25,464,422 units	**	25,464,422
Mercer Small Mid Cap Stock Fund *	1,613,133 shares	**	35,472,797
Mercer Diversified Bond *	1,003,721 shares	**	13,008,228
Mercer International Stock *	1,406,587 shares	**	30,480,736
State Street US Index X	449,638 shares	**	5,664,985
State Street Real Asset	596,278 shares	**	8,120,116
State Street Small Mid Cap Index	766,555 shares	**	15,910,608
State Street S&P 500 Index X	18,178,651 shares	**	219,416,316
State Street US Bond Index X	1,111,742 shares	**	11,691,080
State Street Target Return Income	23,117 shares	**	353,963
State Street Target Return Income IV	1,211,254 shares	**	19,043,343
State Street Target Return 2025 IV	1,777,699 shares	**	32,343,460
State Street Target Return 2030 IV	1,951,782 shares	**	38,387,658
State Street Target Return 2035 IV	2,355,811 shares	**	48,562,679
State Street Target Return 2040 IV	2,042,462 shares	**	43,810,811
State Street Target Return 2045 IV	1,436,314 shares	**	31,854,563
State Street Target Return 2050 IV	1,063,050 shares	**	24,137,618
State Street Target Return 2055 IV	766,213 shares	**	17,473,483
State Street Target Return 2060 IV	392,082 shares	**	8,941,428
State Street Target Return 2065 IV	171,539 shares	**	3,049,614
State Street Target Return 2070 IV	37,818 shares	**	458,999
Total common collective trust funds			633,646,907

Participant loans*	Interest rates range from 4% to 10.75%		5,421,872
			$674,361,626
*	Indicates party in interest to the Plan.
**	Denotes all of the fund is participant directed, cost information is not required.